INCOME TAXES - Summary of Net Deferred Income Tax Liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance – beginning of year	$ 9,073	$ 9,344	$ 8,970
Deferred income tax expense (recovery)	640	(241)	231
Deferred income tax expense (recovery) included in other comprehensive income	4	(5)	(4)
Foreign exchange adjustments	(29)	(25)	147
Business combinations (note 7)	1,287	0	0
Balance – end of year	$ 10,975	$ 9,073	$ 9,344